Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Fair value reconciliation
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment income
Significant Unobservable Inputs (Level 3)
Fair value reconciliation
Level 3 investments as of January 1, 2023	¥ 358,351
Transfer of investments in fair value hierarchy from Level 2 to Level 3	242,753
Transfer of investments in fair value hierarchy from Level 3 to Level 2	(8,494)
Changes in fair value included in investment income	(53,071)
Settlements	(1,155)
Foreign currency translation adjustments	8,159
Level 3 investments as of December 31, 2023	546,543
Changes in net unrealized gains included in investment income related to Level 3 investments still held as of December 31, 2023	¥ (51,999)